                                     STATEMENT OF NET ASSETS

                                     AMERICAN GENERAL SERIES
                                        PORTFOLIO COMPANY 2

                                         OCTOBER 31, 1998

                   American General Series Portfolio Company 2

                             Statement of Net Assets


                                 October 31, 1998




                                    CONTENTS

Report of Independent Auditors...............................................1

Statement of Net Assets......................................................2

Notes to Statement of Net Assets.............................................3

                        [ERNST & YOUNG, LLP LETTERHEAD]


                         Report of Independent Auditors


To the Shareholder and Board of Trustees of American General Series Portfolio Company 2

We have audited the accompanying statement of net assets of S&P 500 Index Fund, Mid Cap Index Fund, Small Cap Index Fund, International Growth Fund, International Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Large Cap Growth Fund, Large Cap Value Fund, Socially Responsible Fund, Balanced Fund, Domestic Bond Fund, Money Market Fund, Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, Strategic Bond Fund, High Yield Bond Fund, Municipal Bond Fund, Municipal Money Market Fund (such "Funds" comprising the American General Series Portfolio Company 2) as of October 31, 1998. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of each of the respective Funds comprising the American General Series Portfolio Company 2 at October 31, 1998, in conformity with generally accepted accounting principles.

                                                              ERNST & YOUNG LLP


Houston, Texas
November 10, 1998

                   American General Series Portfolio Company 2

                             Statement of Net Assets


                                October 31, 1998


                                                                                                           NET ASSET
                                                                             NET           NUMBER OF       VALUE PER
               PORTFOLIO                                 CASH              ASSETS*          SHARES*          SHARE*
--------------------------------------------------------------------------------------------------------------------
American General S&P 500 Index Fund                      $   5,000        $   5,000             500         $   10
American General Mid Cap Index Fund                          5,000            5,000             500             10
American General Small Cap Index Fund                        5,000            5,000             500             10
American General International Growth Fund                   3,650            3,650             365             10
American General International Value Fund                    3,600            3,600             360             10
American General Small Cap Growth Fund                       3,900            3,900             390             10
American General Small Cap Value Fund                        3,850            3,850             385             10
American General Mid Cap Growth Fund                         4,050            4,050             405             10
American General Mid Cap Value Fund                          3,950            3,950             395             10
American General Large Cap Growth Fund                       2,850            2,850             285             10
American General Large Cap Value Fund                        2,900            2,900             290             10
American General Socially Responsible Fund                   5,000            5,000             500             10
American General Balanced Fund                               5,000            5,000             500             10
American General Domestic Bond Fund                          1,250            1,250             125             10
American General Money Market Fund                           5,000            5,000           5,000              1
American General Growth Lifestyle Fund                       5,000            5,000             500             10
American General Moderate Growth Lifestyle Fund              5,000            5,000             500             10
American General Conservative Growth Lifestyle Fund          5,000            5,000             500             10
American General Core Bond Fund                              5,000            5,000             500             10
American General Strategic Bond Fund                         5,000            5,000             500             10
American General High Yield Bond Fund                        5,000            5,000             500             10
American General Municipal Bond Fund                         5,000            5,000             500             10
American General Municipal Money Market Fund                 5,000            5,000           5,000              1
                                                         ---------        ---------
                                                         $ 100,000        $ 100,000
                                                         =========        =========

* Applicable to shares of beneficial interests issued and outstanding (Class A, Class B, Class I, and Class II), $.01 par value, per share, unlimited shares authorized. See Note 4.


See accompanying notes.

                   American General Series Portfolio Company 2

                        Notes to Statement of Net Assets


                                October 31, 1998


1. ORGANIZATION

American General Series Portfolio Company 2 (the "Series") was organized as a Delaware business trust on March 16, 1998 by The Variable Annuity Life Insurance Company ("VALIC") and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Series consists of 23 separate investment portfolios (hereinafter collectively referred to as the "Funds" or individually referred to as a "Fund"), each of which is, in effect, a separate mutual fund issuing its own separate classes of shares of beneficial interest. Eighteen of the portfolios are comprised of four classes of shares--Class A, Class B, Institutional Class I ("Class I"), and Institutional Class II ("Class II"). The remaining five portfolios offer two classes of shares--Class A and Class B. Class A and Class B shares of the funds are available to investors through VALIC Investment Services Company (the "Distributor"), an affiliate of VALIC. Class I and Class II shares of the funds are available to investors through an employer retirement plan purchased through the Distributor. The Series is comprised of the following funds:

      American General S&P 500 Index Fund ("S&P 500 Index Fund")

      American General Mid Cap Index Fund ("Mid Cap Index Fund")

      American General Small Cap Index Fund ("Small Cap Index Fund")

      American General International Growth Fund ("International Growth Fund")

      American General International Value Fund ("International Value Fund")

      American General Small Cap Growth Fund ("Small Cap Growth Fund")

      American General Small Cap Value Fund ("Small Cap Value Fund")

      American General Mid Cap Growth Fund ("Mid Cap Growth Fund")

      American General Mid Cap Value Fund ("Mid Cap Value Fund")

      American General Large Cap Growth Fund ("Large Cap Growth Fund")

      American General Large Cap Value Fund ("Large Cap Value Fund")

                   American General Series Portfolio Company 2

1. ORGANIZATION (CONTINUED)

      American General Socially Responsible Fund ("Socially Responsible Fund")

      American General Balanced Fund ("Balanced Fund")

      American General Domestic Bond Fund ("Domestic Bond Fund")

      American General Money Market Fund ("Money Market Fund")

      American General Growth Lifestyle Fund ("Growth Lifestyle Fund")--Growth through investments in Series Funds

      American General Moderate Growth Lifestyle Fund ("Moderate Growth Lifestyle Fund")--Growth and current income through investments in Series Funds

      American General Conservative Growth Lifestyle Fund ("Conservative Growth Lifestyle Fund")--Current income and a low to moderate level of growth through investments in Series Funds

      American General Core Bond Fund ("Core Bond Fund")

      American General Strategic Bond Fund ("Strategic Bond Fund")

      American General High Yield Bond Fund ("High Yield Bond Fund")

      American General Municipal Bond Fund ("Municipal Bond Fund")

      American General Municipal Money Market Fund ("Municipal Money Market
      Fund")

The Lifestyle Funds allocate the Fund's assets among the International Value Fund, International Growth Fund, Small Cap Value Fund, Small Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Large Cap Growth Fund, Large Cap Value Fund, and Domestic Bond Fund based on percentages determined by VALIC, subject to supervision of the Board of Trustees.

                   American General Series Portfolio Company 2

1. ORGANIZATION (CONTINUED)

The Funds received seed capital from VALIC (the shareholder) on October 7, 1998 in the aggregate amount of $100,000. For the period October 7, 1998 through October 31, 1998, there were no investment transactions or other operational activities within the Funds; and accordingly, a statement of operations and changes in net assets for the period is not presented.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP").

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Series and subject to the authority of the Series' Board of Trustees, VALIC (the "Adviser") serves as the Series' investment adviser and conducts the business and affairs of the Series. Additionally, VALIC has engaged investment Sub-advisers to provide investment sub-advisory services for each Fund other than the Socially Responsible Fund, Money Market Fund, Conservative Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and Growth Lifestyle Fund, subject to VALIC's control, direction, and supervision. On October 7, 1998, the Adviser entered into a sub-advisory agreement with the following Sub-advisers:

      American General Investment Management, L.P. ("AGIM")--AGIM is the Sub-adviser for the High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund, the Municipal Bond Fund, and the Municipal Money Market Fund.

      Bankers Trust Company ("Bankers Trust")--Bankers Trust is the Sub-adviser for the S&P 500 Index Fund, the Mid Cap Index Fund, and the Small Cap Index Fund and is one of two Sub-advisers for the Small Cap Value Fund.

      Brown Capital Management, Inc. ("Brown Capital Management")--Brown Capital Management is the Sub-adviser for the Mid Cap Growth Fund.

      Capital Guardian Trust Company ("Capital Guardian")--Capital Guardian is the Sub-adviser for the International Value Fund, the Balanced Fund, and the Domestic Bond Fund.

                   American General Series Portfolio Company 2

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

      Fiduciary Management Associates, Inc. ("FMA")--FMA is one of two Sub-advisers for the Small Cap Value Fund.

      Goldman Sachs Asset Management ("GSAM")--GSAM is the Sub-adviser for the Large Cap Growth Fund.

      J.P. Morgan Investment Management Inc. ("JP Morgan")--JP Morgan is the Sub-adviser for the Small Cap Growth Fund.

      Jacobs Asset Management--Jacobs Asset Management is the Sub-adviser for the International Growth Fund.

      Neuberger & Berman Management, Inc. ("N&B Management")--N&B Management is the Sub-adviser for the Mid Cap Value Fund.

      State Street Global Advisors ("State Street Global Advisors")--State Street Global Advisors is the Sub-adviser for the Large Cap Value Fund.

Sub-advisers are compensated for such services by the Adviser.

                   American General Series Portfolio Company 2

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates:

S&P 500 Index Fund          0.27% on the first $500 million           Balanced Fund          0.80% on the first $25 million
                            0.26% on assets more than $500 million                           0.65% on the next $25 million
                                                                                             0.45% on assets more than $50 million

Mid Cap Index Fund          0.28% on the first $500 million           High Yield Bond        0.70% on the first $200 million
                            0.27% on assets more than $500 million      Fund                 0.60% on the next $300 million
                                                                                             0.55% on assets more than $500 million

Small Cap Index Fund        0.28% on the first $500 million           Strategic Bond Fund    0.60% on the first $200 million
                            0.27% on assets more than $500 million                           0.50% on the next $300 million
                                                                                             0.45% on assets more than $500 million

International Growth Fund   0.90% on the first $100 million           Domestic Bond Fund     0.60% on the first $50 million
                            0.80% on assets more than $100 million                           0.45% on the next $50 million
                                                                                             0.43% on the next $200 million
                                                                                             0.40% on assets more than $300 million

Large Cap Growth Fund       0.55%                                     Core Bond Fund         0.50% on the first $200 million
                                                                                             0.45% on the next $300 million
                                                                                             0.40% on assets more than $500 million

Mid Cap Growth Fund         0.65% on the first $25 million            Municipal Bond         0.50% on the first $200 million
                            0.55% on the next $25 million               Fund                 0.45% on the next $300 million
                            0.45% on assets more than $50 million                            0.40% on assets more than $500 million

Small Cap Growth Fund       0.85%                                     Money Market Fund      0.25%

International Value Fund    1.00% on the first $25 million            Municipal Money
                            0.85% on the next $25 million               Market Fund          0.50% on the first $200 million
                            0.675% on the next $200 million                                  0.45% on the next $300 million
                            0.625% on assets more than $250 million                          0.40% on assets more than $500 million

Large Cap Value Fund        0.50%                                     Conservative Growth
                                                                        Lifestyle Fund       0.10%

Mid Cap Value Fund          0.75% on the first $100 million           Moderate Growth
                            0.725% on the next $150 million             Lifestyle Fund       0.10%
                            0.70% on the next $250 million
                            0.675% on the next $250 million
                            0.65% on assets more than $750 million

Small Cap Value Fund        0.75% on the first $50 million            Growth Lifestyle       0.10%
                            0.65% on assets more than $50 million       Fund

Socially Responsible Fund   0.25%

                   American General Series Portfolio Company 2

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Advisory fees will not be assessed until the commencement of investment operations.

The Adviser has voluntarily agreed to waive a portion of its management fee or to reimburse certain expenses of each Fund, other than the Lifestyle Funds, during the first fiscal year. The Adviser may withdraw this voluntary undertaking at any time. The table below reflects total operating expenses by Fund, as voluntarily limited by the Adviser, shown as a percentage of net assets:

                               CLASS A*     CLASS B*     CLASS I     CLASS II
                              ------------------------------------------------

S&P 500 Index Fund                .82%       1.57%           N/A         N/A
Mid Cap Index Fund                .83%       1.58%           N/A         N/A
Small Cap Index Fund              .83%       1.58%           N/A         N/A
International Growth Fund        1.40%       2.15%         1.28%       1.03%
Large Cap Growth Fund            1.10%       1.85%         0.98%       0.73%
Mid Cap Growth Fund              1.04%       1.79%         0.92%       0.67%
Small Cap Growth Fund            1.40%       2.15%         1.28%       1.03%
International Value Fund         1.29%       2.04%         1.17%       0.92%
Large Cap Value Fund             1.05%       1.80%         0.93%       0.68%
Mid Cap Value Fund               1.29%       2.04%         1.17%       0.92%
Small Cap Value Fund             1.23%       1.98%         1.11%       0.86%
Socially Responsible Fund         .80%       1.55%         0.68%       0.43%
Balanced Fund                    1.07%       1.82%         0.95%       0.70%
High Yield Bond Fund             1.25%       2.00%         1.13%       0.88%
Strategic Bond Fund              1.15%       1.90%         1.03%       0.78%
Domestic Bond Fund               1.03%       1.78%         0.91%       0.66%
Core Bond Fund                   1.05%       1.80%         0.93%       0.68%
Municipal Bond Fund              1.05%       1.80%           N/A         N/A
Money Market Fund                 .80%       1.55%         0.68%       0.43%
Municipal Money Market Fund      1.05%       1.80%           N/A         N/A

* Includes a Rule 12b-1 fee for Class A shares and Class B shares of .25% and 1.00% of average daily net assets, respectively.

                   American General Series Portfolio Company 2

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Pursuant to an accounting services agreement with the Series, VALIC serves as the accounting services agent to the Series and will provide certain accounting and administrative services to the Series. For its services, VALIC will receive an annual fee of 0.03% of average daily net assets.

Certain officers of VALIC are also officers and/or trustees of the Fund.

The initial seed money for the Series was funded by VALIC. VALIC owns 100% of the outstanding shares of the Funds of the Series.

Certain start-up costs were incurred in connection with the organization of the Series. These costs were paid by VALIC on behalf of the Series.

4. NET ASSETS

Each Fund offers four classes of shares--Class A, Class B, Class I, and Class II, except for the S&P 500 Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Municipal Bond Fund, and Municipal Money Market Fund, which offer two classes of shares--Class A and Class B. Each class of shares has an initial net asset value of $10 per share, except for the Money Market Fund and the Municipal Money Market Fund, which each have an initial net asset value of $1 per share.

The Class A shares impose a sales charge at the time of purchase, the Class B shares impose a sales charge at the time of redemption on a contingent deferred basis, and the Class I and Class II shares do not impose a sales charge. For the Class B shares, the contingent deferred sales charge is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed. The percentage is initially 5% for the first year and decreases 1% each year until the sixth year.

Each class of shares represents a beneficial interest in the assets of a Fund and generally are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee. Class B shares automatically convert to Class A shares six years after purchase, subject to certain conditions.

The seed money for each Fund has been allocated to each class of shares on a pro rata basis, dependent on the number of classes of shares for the Fund.

                   American General Series Portfolio Company 2

5. SUBSEQUENT EVENT (UNAUDITED)

On November 2, 1998, VALIC contributed an additional $99,900,000 to the Series for additional funding. At that time, investment operations of each Fund commenced, and the Series' registration statement under the Securities Act of 1933 became effective.

6. YEAR 2000 (UNAUDITED)

VALIC is in the process of modifying its systems to achieve Year 2000 readiness. This endeavor is directed and managed by VALIC and monitored by the parent company, American General Corporation. VALIC has developed clearly defined and documented plans that have been implemented to minimize the risk of significant negative impact on its operations.

In addition, the Series and VALIC have business relationships with various third parties, each of which must also be Year 2000-ready. Therefore, VALIC's plans also include assessing and attempting to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. Due to the various stages of the third parties' Year 2000 readiness, VALIC's efforts in this regard will extend through 1999.

Through September 30, 1998, VALIC has incurred and expensed $16.5 million (pretax) related to Year 2000 readiness, including $10.5 million incurred during the first nine months of 1998. VALIC currently anticipates that it will incur future costs of $7.2 million (pretax) for additional internal staff, third-party vendors, and other expenses to achieve Year 2000 readiness.

Due to the magnitude and complexity of this project, risks and uncertainties exist. If conversion of VALIC's systems is not completed on a timely basis (due to non-performance by significant third-party vendors or other unforeseen circumstances), or if significant third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issue could have a material adverse impact on the operations of VALIC and the Series.